Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses	[1],[2]	$ 4,051	$ 3,422
Allowance for credit losses for other financial assets		200	257
Other Assets And Reversal of Impairment Loss [Member]
Disclosure of detailed information about financial instruments [line items]
Reversal of impairment loss		(11)	(9)
Residential mortgages personal loans credit cards total retail loans business and government excluding other assets [member]
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses		4,051	3,422
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost of financial assets before modification		3,504	2,096
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost of financial assets before modification		726	798
Gross impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans		$ 443	$ 378

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.